SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

17 - SUBSEQUENT EVENTS

On February 13, 2023, the Company entered into an amended Revenue Share Agreement (“RSA”) with its third-party lenders, Greenle Partners LLC Series Alpha P.S and Greenle Partners LLC Series Beta P.S (together, “Greenle”), pursuant to which the Company issued to Greenle an aggregate of 2,457,002 shares of its unregistered common stock in exchange for the termination of the Company’s existing obligations to pay to Greenle an aggregate of $5 million for the last quarter of 2022 and all quarters in 2023 under revenue share rights previously granted to Greenle by the Company with respect to certain of the Company’s properties. The common stock was issued at an effective price of $2.035 per share, which is equal to 110% the last sale market price reported by Nasdaq on February 10, 2023 (the last trading day prior to the date of execution of the RSA), and 119% of the average last sale market prices of the Company’s common stock for the ten consecutive trading day period through and including such date.

In January 2023, the Company prepaid $454,457 of the principal amount of the November 2022 Note (as part of a prepayment of a portion of several of our Existing Convertible Notes, as disclosed below). Immediately prior to the date of this Current Report, a $1,788,043 principal amount was outstanding under the November 2022 Note.

On February 17, 2023, we entered into an exchange agreement (“Exchange Agreement”) with the investor pursuant to which all principal, interest and prepayment premium outstanding under the November 2022 Note was exchanged for a convertible 15% original issue discount note (“Exchange Note”) in the principal amount of $2,079,686 and having a maturity date of August 17, 2023. The Exchange Note is substantially identical to the convertible notes (“Existing Convertible Notes”) sold to such investor and other investors in a series of private placements under a securities purchase agreement dated September 30, 2022 (as amended from time to time, the “September 2022 Investor Purchase Agreement”); provided, however, that the Exchange Note requires us to prepay $806,250 of the principal amount thereunder on or prior to March 1, 2023. Further, the Exchange Note is convertible into shares of our common stock at a conversion price of $3.00 per share (while our Existing Convertible Notes are convertible at $2.00 per share). The November 2022 Note was, and the Exchange Note being issued in exchange therefor now is, secured under the terms of our amended and restated security agreement with our investors (the “Security Agreement”), which was entered into in November 2022.